UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21400
Eaton Vance Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Dividend Income Fund	as of November 30, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Apparel — 0.9%
VF Corp.	275,000	$14,847,250
		$14,847,250

Building Materials — 1.1%
Stanley Works (The)	400,000	18,704,000
		$18,704,000

Chemicals — 2.3%
Dow Chemical Co. (The)	400,000	20,188,000
Lyondell Chemical Co.	500,000	14,030,000
RPM, Inc.	250,000	4,622,500
		$38,840,500

Coal — 0.6%
Peabody Energy Corp.	125,000	10,375,000
		$10,375,000

Commercial Banks — 14.4%
Associated Banc-Corp.	300,000	9,969,000
Bank of America Corp.	1,150,000	53,210,500
Bank of Hawaii Corp.	150,000	7,282,500
Bank of Nova Scotia (1)	400,000	12,596,000
Canadian Imperial Bank of Commerce (1)	250,000	15,096,085
Comerica, Inc.	150,000	9,225,000
North Fork Bancorporation, Inc.	600,000	17,280,000
SunTrust Banks, Inc.	70,926	5,057,024
U.S. Bancorp	300,000	8,889,000
Wachovia Corp.	1,050,000	54,337,500
Washington Mutual, Inc.	125,000	5,088,750
Wells Fargo & Co.	700,000	43,239,000
		$241,270,359

Commercial Services & Supplies — 1.0%
Donnelley (R.R.) & Sons Co.	450,000	15,615,000
Landauer, Inc.	25,000	1,159,500
		$16,774,500

Distributors — 0.6%
Genuine Parts Co.	250,000	10,852,500
		$10,852,500

Diversified Telecommunication Services — 17.2%
BellSouth Corp.	1,550,000	41,571,000
BT Group PLC (1)	6,250,000	23,169,722
Citizens Communications Co.	1,700,000	24,310,000
SBC Communications, Inc.	1,800,000	45,306,000
Sprint Corp. (FON Group)	900,000	20,529,000
TDC A/S (1)	250,000	10,249,376
Telecom Corp. of New Zealand Ltd. (1)	300,000	1,300,393
Telecom Italia SPA (1)	12,000,000	33,113,584

Telefonos de Mexico SA ADR (1)	850,000	$29,758,500
Verizon Communications, Inc.	1,400,000	57,722,000
		$287,029,575

Electrical/Electronic Manufacturer — 1.5%
Cooper Industries Ltd., Class A (1)	225,000	14,919,750
Emerson Electric Co.	150,000	10,023,000
		$24,942,750

Electronics - Instruments — 0.7%
Raytheon Company	300,000	12,102,000
		$12,102,000

Engineering and Construction — 0.1%
Bouygues SA (1)	50,000	2,151,272
		$2,151,272

Financial Services — 1.3%
Citigroup, Inc.	400,000	17,900,000
JPMorgan Chase & Co.	125,000	4,706,250
		$22,606,250

Food Products — 1.0%
Sara Lee Corp.	700,000	16,436,000
		$16,436,000

Hotels, Restaurants and Leisure — 0.9%
Harrah’s Entertainment, Inc.	250,000	15,350,000
		$15,350,000

Household Products — 0.8%
Kimberly-Clark Corp.	200,000	12,722,000
		$12,722,000

Industrial Conglomerates — 1.6%
General Electric Co.	450,000	15,912,000
Honeywell International, Inc.	300,000	10,599,000
		$26,511,000

Insurance — 1.5%
Allstate Corp. (The)	200,000	10,100,000
Mercury General Corp.	75,000	4,252,500
XL Capital Ltd., Class A (1)	150,000	11,304,000
		$25,656,500

Machinery — 1.0%
Caterpillar, Inc.	175,000	16,021,250
		$16,021,250

Medical Products — 0.7%
Baxter International, Inc.	375,000	11,868,750
		$11,868,750

Metals and Mining — 1.6%
Cia Vale do Rio Doce ADR (1)	487,500	12,099,750
Freeport-McMoran Copper & Gold Inc., Class B	200,000	7,826,000
Worthington Industries, Inc.	300,000	6,453,000
		$26,378,750

Oil and Gas — 9.7%
BP PLC ADR (1)	800,000	49,080,000
ChevronTexaco Corp.	1,000,000	54,600,000
ConocoPhillips	200,000	18,198,000
Marathon Oil Corp.	1,000,000	39,440,000
		$161,318,000

Pharmaceuticals — 1.4%
Abbott Laboratories	350,000	$14,686,000
Pfizer, Inc.	300,000	8,331,000
		$23,017,000

Restaurants — 0.4%
McDonald’s Corp.	200,000	6,148,000
		$6,148,000

Retail - General — 0.7%
May Department Stores Co. (The)	405,000	11,388,600
		$11,388,600

Retail - Specialty and Apparel — 1.3%
Limited, Inc. (The)	900,000	21,996,000
		$21,996,000

Software — 1.2%
Microsoft Corp.	725,000	19,437,250
		$19,437,250

Tobacco — 3.1%
Altria Group, Inc.	900,000	51,741,000
		$51,741,000

Utilities - Electrical and Gas — 27.4%
Alliant Energy Corp.	300,000	8,184,000
Ameren Corp.	132,000	6,391,440
American Electric Power Co., Inc.	50,000	1,708,500
Centerpoint Energy, Inc.	200,000	2,232,000
Dominion Resources, Inc.	250,000	16,367,500
E.ON AG (1)	500,000	42,025,841
Edison International	1,500,000	47,850,000
Endesa SA (1)	300,000	6,463,095
Enel SPA (1)	5,043,400	45,005,796
Energy East Corp.	300,000	7,551,000
Entergy Corp.	50,000	3,241,000
Exelon Corp.	75,000	3,128,250
FirstEnergy Corp.	750,000	31,672,500
Fortum Oyj (1)	1,200,000	20,792,756
FPL Group, Inc.	250,000	17,582,500
National Grid Transco PLC (1)	4,500,000	41,049,770
Pepco Holdings, Inc.	1,000,000	21,340,000
Progress Energy, Inc.	450,000	19,759,500
RWE AG (1)	800,000	42,468,098
SCANA Corp.	200,000	7,664,000
Scottish Power PLC (1)	4,100,000	30,294,480
Sempra Energy	500,000	18,490,000
Southern Co. (The)	500,000	16,395,000
		$457,657,026

Water Utilities — 2.9%
Severn Trent PLC (1)	1,000,000	16,994,586
United Utilities PLC (1)	2,000,000	21,485,963
Veolia Environment (1)	300,000	9,455,470
		$47,936,019

Total Common Stocks (identified cost, $1,361,192,585)		$1,652,079,101

Preferred Stocks — 40.8%

Security	Shares	Value
Commercial Banks — 15.7%
Abbey National Capital Trust I, 8.963% (1)(2)	155,000	$21,718,026
Abbey National PLC, 7.375% (1)	390,200	10,593,930
ABN AMRO Capital Funding Trust VII, 6.08% (1)	253,000	6,287,050
ABN AMRO North America, Inc., 7.150% (1)(3)	303,700	7,858,237
Barclays Bank PLC, 6.86% (1)(2)(3)	35,000	3,959,077
Barclays Bank PLC, 8.55% (1)(2)(3)	141,000	17,604,174
BNP Paribas Capital Trust, 9.003% (1)(2)(3)(4)	123,950	15,696,743
BSCH Finance Ltd., 8.625% (1)	35,000	924,700
CA Preferred Fund Trust II, 7.00% (1)(2)	50,000	5,243,205
CA Preferred Fund Trust, 7.00% (1)(2)	255,000	26,674,428
Cobank, ABC, 7.00% (3)	400,000	20,688,400
Den Norske Bank, 7.729% (1)(2)(3)	160,000	18,957,200
First Republic Bank, 6.70%	576,700	15,167,210
HSBC Capital Funding LP, 9.547% (1)(2)(3)	205,000	26,196,212
Lloyds TSB Bank PLC, 6.90% (1)(2)	110,000	11,515,471
Royal Bank of Scotland Group PLC, 8.10% (1)	31,000	866,450
Royal Bank of Scotland Group PLC, 8.50% (1)	3,500	90,545
Royal Bank of Scotland Group PLC, 9.118% (1)(2)	256,250	31,593,011
Standard Chartered PLC 8.90% (1)(2)	18,000	2,024,120
UBS Preferred Funding Trust I, 8.622% (1)(2)(4)	150,000	18,259,140
		$261,917,329

Financial Services — 2.2%
BBVA Preferred Capital Ltd., 7.75% (1)	252,300	6,749,025
Lehman Brothers Holdings, Inc., 3.00% (4)	100,000	2,521,000
Prudential PLC, 6.50% (1)(2)	265,000	26,813,283
		$36,083,308

Food Products — 1.5%
Dairy Farmers of America, 7.875% (3)	220,000	22,570,636
Ocean Spray Cranberries, Inc., 6.25% (3)	47,500	3,412,581
		$25,983,217

Insurance — 7.3%
Ace Ltd., 7.80% (1)	855,275	22,493,733
AXA, 7.10% (1)(2)	200,000	20,847,760
ING Capital Funding Trust III, 8.439% (1)(2)	105,750	12,991,208
ING Groep NV, 7.05% (1)	313,600	8,263,360
ING Groep NV, 7.20% (1)	473,155	12,604,849
PartnerRe Ltd., 6.50% (1)	200,000	4,968,000
PartnerRe Ltd., 6.75% (1)	98,200	2,526,686
RenaissanceRe Holdings Ltd., 6.08% (1)	215,600	5,101,096
XL Capital Ltd., 7.625% (1)	356,140	9,765,359
XL Capital Ltd., Series A, 8.00% (1)	142,765	3,926,038
Zurich Regcaps Fund Trust I, 6.58% (3)	6,000	6,011,250
Zurich Regcaps Fund Trust VI (3)(4)	12,500	11,757,813
		$121,257,152

REITS — 12.2%
AMB Property Corp., 6.75%	426,000	10,650,000
BRE Properties, 6.75%	480,000	12,000,000
Colonial Properties Trust, 8.125%	577,000	15,284,730
Developers Diversified Realty Corp., 7.35%	160,000	4,091,200
Developers Diversified Realty Corp., 8.00%	250,000	6,547,500
Duke Realty Corp., 6.60%	105,000	2,638,125
Federal Realty Investment, 8.50%	50,000	1,342,500
Health Care Property, 7.10%	200,000	5,126,000
Health Care REIT, Inc., 7.875%	170,100	4,417,497
Prologis Trust, 6.75%	1,500,000	38,130,000
PS Business Parks, Inc., 7.00%	400,000	9,864,000

PS Business Parks, Inc., 7.95%	400,000	$10,484,000
Public Storage, Inc., 6.85%	1,600,000	40,300,000
Regency Centers Corp., 7.45%	45,000	1,188,000
Shurgard Storage Centers, 8.75%	20,000	527,000
Vornado Realty Trust, 7.00%	1,600,000	41,900,000
		$204,490,552

Utilities - Electrical and Gas — 1.9%
Interstate Power & Light Co., 7.10%	181,400	4,912,312
Southern Union Co., 7.55%	965,000	26,392,750
		$31,305,062

Total Preferred Stocks
(identified cost, $671,113,990)		$681,036,620

Short-Term Investments — 0.9%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company, Time Deposit, 2.06%, 12/1/04	15,206	15,206,000

Total Short-Term Investments
(at amortized cost, $15,206,000)		$15,206,000

Total Investments — 140.6%
(identified cost, $2,047,512,575)		$2,348,321,721

Other Assets, Less Liabilities — 1.3%		$21,792,987

Auction Preferred Shares Plus Cumulative Unpaid Dividends - (41.9)%		$(700,121,333)

Net Assets Applicable to Common Shares — 100.0%		$1,669,993,375

ADR	-	American Depositary Receipt

(1)		Foreign security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate value of the securities is $154,712,323 or 9.3% of the Fund’s net assets.

(4)		Variable rate security.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	63.6%	$1,494,335,318
United Kingdom	14.3%	335,048,822
Germany	3.6%	84,493,939
France	3.4%	80,068,877
Italy	3.3%	78,119,380
Cayman Islands	2.3%	54,238,154
Holland (Netherlands)	2.0%	48,004,704
Mexico	1.3%	29,758,500
Canada	1.2%	27,692,085
Bermuda	1.2%	27,515,532
Finland	0.9%	20,792,756
Norway	0.8%	18,957,200
Switzerland	0.8%	18,259,140
Other	1.3%	31,037,314
TOTAL	100.0%	$2,348,321,721

The Fund did not have any open financial instruments at November 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Fund at November 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,047,512,575
Gross unrealized appreciation	$306,598,017
Gross unrealized depreciation	(5,788,871)
Net unrealized appreciation	$300,809,146

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	January 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	January 25, 2005

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	January 25, 2005